CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenue (including revenue from related parties of RMB6,567, nil and RMB31,034 for 2022, 2023 and 2024, respectively)	¥ 5,801,032	$ 794,738	¥ 5,466,873	¥ 3,271,414
Operating costs and expenses:
Facilitation and servicing	(2,033,511)	(278,590)	(2,011,553)	(565,227)
Sales and marketing	(1,913,868)	(262,199)	(1,538,913)	(1,081,382)
General and administrative	(220,993)	(30,276)	(214,856)	(194,039)
Research and development	(372,441)	(51,024)	(296,317)	(216,694)
Allowance for uncollectible receivables, contract assets, loans receivable and others	(12,204)	(1,672)	(72,764)	(32,053)
Total operating costs and expenses	(4,553,017)	(623,761)	(4,134,403)	(2,089,395)
Income from operations	1,248,015	170,977	1,332,470	1,182,019
Gain from de-recognition of liabilities | ¥			280,231	117,021
Loss from disposal of subsidiaries	(14,431)	(1,977)	(2,012)
Impairment of long-term investments	(51,923)	(7,113)	(91,236)	(15,078)
Interest income, net	18,281	2,504	12,895	281
Other income, net	95,426	13,073	14,834	43,447
Income before income taxes and share of income (loss) from equity method investments	1,295,368	177,464	1,547,182	1,327,690
Income tax expense	(238,900)	(32,729)	(247,616)	(155,398)
Share of income (loss) from equity method investments | ¥			(1,990)	7,940
Net income	1,056,468	144,735	1,297,576	1,180,232
Net income (loss) attributable to non-controlling interests	(10)	(1)	(43)	574
Net income attributable to Jiayin Group Inc.	¥ 1,056,478	$ 144,736	¥ 1,297,619	¥ 1,179,658
Net income per share:
Basic net income per share | (per share)	¥ 4.97	$ 0.68	¥ 6.06	¥ 5.48
Diluted net income per share | (per share)	¥ 4.97	$ 0.68	¥ 6.06	¥ 5.48
Weighted average shares used in calculating net income per share:
- Basic | shares	212,433,169	212,433,169	213,996,233	215,259,640
- Diluted | shares	212,433,169	212,433,169	213,996,233	215,259,640
Net income (loss)	¥ 1,056,468	$ 144,735	¥ 1,297,576	¥ 1,180,232
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(3,171)	(434)	(7,133)	14,802
Comprehensive income	1,053,297	144,301	1,290,443	1,195,034
Comprehensive income (loss) attributable to non-controlling interests	21	3	(99)	534
Comprehensive income	¥ 1,053,276	$ 144,298	¥ 1,290,542	¥ 1,194,500